INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	$ 1,141	$ 1,321
Acquisitions	17	12
Disposals	0	(15)
Amortization	(8)	(9)
Foreign currency translation	82	(168)
Reclassification to assets held for sale and other	(44)	0
Intangible assets other than goodwill	$ 1,188	$ 1,141